Investment Objectives and Goals	Aug. 07, 2025
Leverage Shares 2X Long CRCL Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long CRCL Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of CRCL. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long CRWV Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long CRWV Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of CRWV. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long ETOR Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long ETOR Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of ETOR. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long BULL Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long BULL Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of BULL. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long GLXY Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long GLXY Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of GLXY. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.